Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Quantum-Si Inc
Entity Central Index Key	0001816431
Entity Filer Category	Large Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false